Prepaid Expenses and Other Current Assets	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Prepaid Expense and Other Assets, Current [Abstract]
Prepaid Expenses and Other Current Assets
8. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at the dates indicated:

	March 31, 2024	December 31, 2023
Prepaid expenses and other current assets:
Service Trade	$333,219	$364,384
Prepaid consulting costs	13,258	120,332
Prepaid data license and subscription costs	37,500	53,124
Prepaid commissions	38,462	51,472
Prepaid software costs	17,439	29,887
Prepaid merchant fees	29,182	26,224
Prepaid insurance costs	445,963	17,661
Prepaid advertising and marketing costs	146,201	11,074
Other current assets	12,690	66,997

Total prepaid expenses and other current assets	$1,073,914	$741,155

10. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following at the dates indicated:

	December 31,
	2023	2022
Prepaid expenses and other current assets:
Service Trade	$364,384	$97,875
Prepaid consulting costs	120,332	3,124
Prepaid data license and subscription costs	53,124	40,000
Prepaid commissions	51,472	69,737
Prepaid software costs	29,887	10,255
Prepaid merchant fees	26,224	26,401
Prepaid insurance costs	17,661	15,430
Prepaid advertising and marketing costs	11,074	32,178
Other current assets	66,997	38,507

Total prepaid expenses and other current assets	$741,155	$333,507